RESTRUCTURING AND ASSET RELATED CHARGES - NET 2019 Restructuring Program (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended						21 Months Ended	40 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2020	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									$ 845		$ 152		$ 97
Restructuring Reserve		$ 96				$ 135				96		135				$ 96	$ 96
Restructuring, Settlement and Impairment Provisions		45	$ 378	$ 24	$ 398	19	$ 74	$ 41	$ 18	845		152		97
Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									7		47		2
Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									351		15		2
Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									48		32		24
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]									439		58		69
2019 Restructuring Program [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										5	[2]	119				124
2019 Restructuring Program [Domain] | Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		14								14						14	14
2019 Restructuring Program [Domain] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										5		92				97
Restructuring Reserve		14				73				14		73				14	14
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(6)
Payments for Restructuring										(58)
2019 Restructuring Program [Domain] | Asset Related Charges And Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges												27				27
2019 Restructuring Program [Domain] | Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										(3)		47
2019 Restructuring Program [Domain] | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										(7)		19
2019 Restructuring Program [Domain] | Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										(14)		25
2019 Restructuring Program [Domain] | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										29	[3]	28
DowDuPont Cost Synergy Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										11		37	[2]	101	[2]
Restructuring Reserve		20								20						20	20
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(4)
Payments for Restructuring										(49)
Restructuring, Settlement and Impairment Provisions																	346
DowDuPont Cost Synergy Program [Member] | Restructuring Settlement And Impairment Provisions [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges												33		97
DowDuPont Cost Synergy Program [Member] | Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		20				62				20		62				20	20
DowDuPont Cost Synergy Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										2		5		76
Restructuring Reserve		15				60				15		60				15	15
Payments for Restructuring										(47)
Restructuring, Settlement and Impairment Provisions																	138
DowDuPont Cost Synergy Program [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										6		(1)		12
Restructuring Reserve		$ 5				$ 2				5		2				$ 5	5
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(1)
Payments for Restructuring										(2)
Restructuring, Settlement and Impairment Provisions																	49
DowDuPont Cost Synergy Program [Member] | Asset Related Charges And Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										3		33		13
Restructuring Reserve, Settled Without Cash, Charges Against Reserve										(3)
Payments for Restructuring										0
Restructuring, Settlement and Impairment Provisions																	$ 159
DowDuPont Cost Synergy Program [Member] | Electronics & Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring Charges														2
DowDuPont Cost Synergy Program [Member] | Mobility & Materials
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										1		0		2
DowDuPont Cost Synergy Program [Member] | Water & Protection
Restructuring Cost and Reserve [Line Items]
Restructuring Charges										5		7		24
DowDuPont Cost Synergy Program [Member] | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[3]									$ 5		$ 30		$ 73

[1]	See Note 5 for information regarding the Company's restructuring programs and asset related charges.
[2]	The charge for the years ended December 31, 2019 and 2018 includes $33 million and $97 million, respectively, which was recognized in "Restructuring and asset related charges - net." The charge for the years ended December 31, 2019 and 2018 also includes $4 million which was recognized in "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations.
[3]	Severance and related benefit costs were recorded at Corporate.